Expense Example - Large Cap Defensive Style Fund	I 1 Year	I 3 Years	I 5 Years	I 10 Years	N 1 Year	N 3 Years	N 5 Years	N 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	41	128	224	505	66	210	367	822	31	99	173	392